RISKS ASSOCIATED WITH TORM'S ACTIVITIES (Detail Textual) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) metric_tons Company Club	Dec. 31, 2016 USD ($) metric_tons	Dec. 31, 2015 USD ($) metric_tons
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of freight earnings derived from tankers secured by agreements	12.00%	10.00%	5.00%
Percentage of physical time charter contracts accounted for overall hedging	66.00%	83.00%	95.00%
Percentage of coverage	13.00%	12.00%	8.00%
Number of Protection and Indemnity club | Club	2
Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of companies to diversify risk | Company	14
Long Position
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional contract value of derivative | $	$ 12	$ 3	$ 4
Notional contract volume | metric_tons	530,000	190,000	142,000
Short Position
Disclosure of nature and extent of risks arising from financial instruments [line items]
Notional contract value of derivative | $	$ 44	$ 12	$ 6
Notional contract volume | metric_tons	1,754,000	781,000	215,000
Cargo contracts and time charte ragreements | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage period under agreement	6 months
Cargo contracts and time charte ragreements | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage period under agreement	36 months
Number of companies to diversify risk | Company	16
Forward freight agreements | Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage period under agreement	0 months
Forward freight agreements | Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage period under agreement	24 months